BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY [Abstract]
Summary of fair value of assets acquired, liabilities assumed, intangible assets and resulting bargain purchase
Asset	Fair value
Cash and cash equivalents	1,164
Inventories	616
Other current assets	2,169
Property, plant and equipment	6,825
Identifiable intangible assets:
Customers relationships	1,342
Current liabilities	(2,857)
Deferred Taxes	(271)
Accrued severance pay	(15)
Net Identifiable assets acquired	8,973
Gain from bargain purchase	(4,833)
Total consideration (including contingent consideration in amount of $640)	4,140

Schedule of actual net sales and net income
U.S. dollars in thousands
Actual Turbochrome results of operations included in the consolidated results of operations:
Revenue	1,905
Net loss attributable by Turbochrome	(163)

Schedule of pro forma financial information
	Year ended December 31
	2015	2014
Revenue	92,230	87,598
Net income	801	1,463
Earnings per share :
Basic and Diluted	0.09	0.17

Schedule of Summarized Balance Sheets Financial Information for Equity Method Investment
December 31,
2014

Current assets	$10,596
Long-term assets	8,927
Total assets	19,523

Current liabilities	5,964
Long-term liabilities	4,624
Total liabilities	$10,588

Schedule of Summarized Statement of Operations Financial Information for Equity Method Investment
	Year ended December 31,
	2014	2013

Net sales	$24,442	$23,445
Gross profit	7,342	6,182
Income (loss) from continuing operations	827	(341)
Net income	727	3,158
Income attributable to common stockholders	$336	$2,821

Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution
	Year ended December 31,
	2014	2013

Share in income related to common stockholders	$49	$838
Share in income related to preferred stock	218	187
Net income	$267	$1,025